BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 73.3%
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 1.6%
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	400,000	$404,120	(a)
Embarq Corp., Senior Notes	7.995%	6/1/36	460,000	530,592
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	375,000	375,209

Total Diversified Telecommunication Services				1,309,921

Interactive Media & Services - 0.6%
Weibo Corp., Senior Notes	3.375%	7/8/30	520,000	518,318

Media - 3.3%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,040,000	1,026,631	(a)
Discovery Communications LLC, Senior Notes	3.625%	5/15/30	180,000	192,843
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	250,000	284,219
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	425,000	433,950	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	650,000	715,000	(a)

Total Media				2,652,643

Wireless Telecommunication Services - 4.7%
Kenbourne Invest SA, Senior Notes	6.875%	11/26/24	510,000	543,788	(b)
Kenbourne Invest SA, Senior Notes	4.700%	1/22/28	210,000	216,405	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co.
II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	720,000	773,154	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	800,000	807,000
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	170,000	184,724	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	730,000	716,086	(a)
Xiaomi Best Time International Ltd., Senior Notes	3.375%	4/29/30	600,000	593,744	(a)

Total Wireless Telecommunication Services				3,834,901

TOTAL COMMUNICATION SERVICES				8,315,783

CONSUMER DISCRETIONARY - 10.8%
Automobiles - 5.5%
Ford Motor Co., Senior Notes	8.500%	4/21/23	225,000	251,156
Ford Motor Co., Senior Notes	6.625%	10/1/28	480,000	552,067
Ford Motor Co., Senior Notes	4.750%	1/15/43	60,000	60,519
General Motors Co., Senior Notes	6.800%	10/1/27	45,000	55,870
General Motors Co., Senior Notes	6.250%	10/2/43	245,000	314,185
General Motors Financial Co. Inc., Senior Notes	2.700%	8/20/27	790,000	805,972
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,070,000	1,164,614	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	420,000	461,169	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	790,000	790,167

Total Automobiles				4,455,719

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 2.3%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	460,000	$517,373
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	110,000	113,309	(a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	520,000	543,195	(a)
Mohegan Gaming & Entertainment, Secured Notes	8.000%	2/1/26	360,000	363,150	(a)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	275,000	285,161	(a)

Total Hotels, Restaurants & Leisure				1,822,188

Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	615,000	660,163
Expedia Group Inc., Senior Notes	6.250%	5/1/25	500,000	578,656	(a)

Total Internet & Direct Marketing Retail				1,238,819

Leisure Products - 0.2%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	175,000	173,483	(a)

Specialty Retail - 1.3%
AutoNation Inc., Senior Notes	4.750%	6/1/30	470,000	542,541
Gap Inc., Senior Secured Notes	8.625%	5/15/25	470,000	526,988	(a)

Total Specialty Retail				1,069,529

TOTAL CONSUMER DISCRETIONARY				8,759,738

CONSUMER STAPLES - 2.6%
Beverages - 1.5%
Keurig Dr Pepper Inc., Senior Notes	0.750%	3/15/24	1,165,000	1,165,592

Food & Staples Retailing - 0.3%
Kroger Co., Senior Notes	1.700%	1/15/31	290,000	271,191

Food Products - 0.8%
Amaggi Luxembourg International Sarl, Senior Notes	5.250%	1/28/28	380,000	390,072	(a)
Smithfield Foods Inc., Senior Notes	3.000%	10/15/30	275,000	274,000	(a)

Total Food Products				664,072

TOTAL CONSUMER STAPLES				2,100,855

ENERGY - 9.9%
Oil, Gas & Consumable Fuels - 9.9%
Antero Resources Corp., Senior Notes	5.625%	6/1/23	305,000	306,412
Antero Resources Corp., Senior Notes	5.000%	3/1/25	690,000	691,566

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Antero Resources Corp., Senior Notes	8.375%	7/15/26	300,000	$331,313	(a)
Apache Corp., Senior Notes	4.875%	11/15/27	628,000	644,642
CNX Resources Corp., Senior Notes	6.000%	1/15/29	670,000	697,507	(a)
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	230,000	231,840	(a)(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	675,000	682,931	(a)(b)
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	625,000	624,747
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	225,000	218,756
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	685,000	645,835
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	505,000	568,277
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	1,375,000	1,339,387
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	1,225,000	1,053,065

TOTAL ENERGY				8,036,278

FINANCIALS - 11.3%
Capital Markets - 10.0%
Ares Capital Corp., Senior Notes	4.200%	6/10/24	40,000	43,154
Ares Capital Corp., Senior Notes	4.250%	3/1/25	355,000	381,251
Ares Capital Corp., Senior Notes	3.250%	7/15/25	205,000	211,669
Ares Capital Corp., Senior Notes	3.875%	1/15/26	540,000	569,468
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	420,000	416,658
FS KKR Capital Corp., Senior Notes	4.750%	5/15/22	26,000	26,924
FS KKR Capital Corp., Senior Notes	4.625%	7/15/24	477,000	506,624
FS KKR Capital Corp., Senior Notes	4.125%	2/1/25	155,000	159,455
Goldman Sachs Group Inc., Senior Notes (0.673% to 3/8/23 then SOFR + 0.572%)	0.673%	3/8/24	1,165,000	1,164,530	(c)
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	1,080,000	1,057,621
Main Street Capital Corp., Senior Notes	5.200%	5/1/24	270,000	290,853
Main Street Capital Corp., Senior Notes	3.000%	7/14/26	680,000	676,730
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	560,000	587,238
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	285,000	305,443	(a)
Owl Rock Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	854,509	(a)
Sixth Street Specialty Lending Inc., Senior Notes	2.500%	8/1/26	865,000	858,898

Total Capital Markets				8,111,025

Consumer Finance - 1.3%
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	980,000	1,014,102	(a)
Blackstone/GSO Secured Lending Fund, Senior Notes	3.650%	7/14/23	90,000	93,892	(a)

Total Consumer Finance				1,107,994

TOTAL FINANCIALS				9,219,019

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 1.0%
STERIS Irish FinCo UnLtd Co., Senior Notes	2.700%	3/15/31	625,000	$620,852	(d)
Teleflex Inc., Senior Notes	4.875%	6/1/26	180,000	185,141

Total Health Care Equipment & Supplies				805,993

Health Care Providers & Services - 0.4%
Universal Health Services Inc., Senior Secured Notes	2.650%	10/15/30	350,000	338,586	(a)

Pharmaceuticals - 3.3%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	85,000	87,227	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	170,000	172,338	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	36,000	36,864	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	1,040,000	1,048,450	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	125,000	125,547
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	221,336
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,015,000	971,862

Total Pharmaceuticals				2,663,624

TOTAL HEALTH CARE				3,808,203

INDUSTRIALS - 7.4%
Aerospace & Defense - 0.7%
Embraer Netherlands Finance BV, Senior Notes	6.950%	1/17/28	535,000	589,110	(a)

Airlines - 2.8%
Air Canada Pass-Through Trust	5.250%	4/1/29	705,000	759,444	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	270,000	288,368	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	265,000	288,392	(a)
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	265,000	290,837	(a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	540,000	621,312

Total Airlines				2,248,353

Building Products - 0.5%
Owens Corning, Senior Notes	3.875%	6/1/30	390,000	426,075

Industrial Conglomerates - 2.2%
General Electric Co., Senior Notes	3.625%	5/1/30	515,000	555,113
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	576,000	604,708
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	5.250%	5/15/27	15,000	15,525
Siemens Financieringsmaatschappij NV, Senior Notes	0.650%	3/11/24	600,000	600,020	(a)

Total Industrial Conglomerates				1,775,366

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Professional Services - 1.2%
Block Financial LLC, Senior Notes	3.875%	8/15/30	945,000	$975,797

TOTAL INDUSTRIALS				6,014,701

INFORMATION TECHNOLOGY - 5.0%
Communications Equipment - 0.8%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	600,000	633,000	(a)

Electronic Equipment, Instruments & Components - 2.8%
Flex Ltd., Senior Notes	4.875%	5/12/30	390,000	442,387
Jabil Inc., Senior Notes	3.600%	1/15/30	785,000	823,310
Vontier Corp., Senior Notes	1.800%	4/1/26	1,010,000	1,007,253	(a)

Total Electronic Equipment, Instruments & Components				2,272,950

IT Services - 0.9%
Amdocs Ltd., Senior Notes	2.538%	6/15/30	410,000	403,782
Global Payments Inc., Senior Notes	1.200%	3/1/26	360,000	354,645

Total IT Services				758,427

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc., Senior Notes	1.950%	2/15/28	95,000	92,924	(a)

Software - 0.4%
Citrix Systems Inc., Senior Notes	1.250%	3/1/26	360,000	354,159

TOTAL INFORMATION TECHNOLOGY				4,111,460

MATERIALS - 5.3%
Chemicals - 0.3%
Methanex Corp., Senior Notes	5.125%	10/15/27	275,000	281,531

Containers & Packaging - 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.125%	8/15/26	520,000	533,510	(a)
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	1,165,000	1,158,310	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes	4.000%	10/15/27	630,000	618,187	(a)

Total Containers & Packaging				2,310,007

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 2.2%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	715,000	$767,731	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	880,000	896,940	(a)
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	80,000	83,671

Total Metals & Mining				1,748,342

TOTAL MATERIALS				4,339,880

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp., Senior Notes	1.600%	4/15/26	405,000	406,308
Crown Castle International Corp., Senior Notes	1.050%	7/15/26	705,000	682,948
CyrusOne LP/CyrusOne Finance Corp., Senior Notes	2.900%	11/15/24	505,000	534,490
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	765,000	796,078	(a)

TOTAL REAL ESTATE				2,419,824

UTILITIES - 3.1%
Electric Utilities - 1.3%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	855,000	886,250	(a)
DPL Inc., Senior Notes	4.125%	7/1/25	155,000	164,404	(a)

Total Electric Utilities				1,050,654

Gas Utilities - 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000	72,345

Independent Power and Renewable Electricity Producers - 1.2%
AES Corp., Senior Notes	2.450%	1/15/31	360,000	344,486	(a)
Clearway Energy Operating LLC, Senior Notes	3.750%	2/15/31	640,000	615,603	(a)

Total Independent Power and Renewable Electricity Producers				960,089

Multi-Utilities - 0.5%
Dominion Energy Inc., Senior Notes	1.450%	4/15/26	405,000	403,866	(d)

TOTAL UTILITIES				2,486,954

TOTAL CORPORATE BONDS & NOTES (Cost - $59,297,240)				59,612,695

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 9.8%
Chase Home Lending Mortgage Trust, 2019-ATR2 A11 (1 mo. USD LIBOR + 0.900%)	1.009%	7/25/49	30,227	30,390	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K076 A2	3.900%	4/25/28	220,000	252,311
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K078 A2	3.854%	6/25/28	140,000	160,117

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K082 A2	3.920%	9/25/28	135,000	$155,786	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019- DNA2 M2 (1 mo. USD LIBOR + 2.450%)	2.559%	3/25/49	167,207	168,098	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020- DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.209%	6/25/50	535,000	556,118	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020- HQA4 B1 (1 mo. USD LIBOR + 5.250%)	5.359%	9/25/50	685,000	718,418	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020- HQA5 B1 (SOFR + 4.000%)	4.017%	11/25/50	1,500,000	1,550,216	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 2M2 (1 mo. USD LIBOR + 2.800%)	2.909%	2/25/30	914,145	923,259	(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R01 2B1 (1 mo. USD LIBOR + 4.350%)	4.459%	7/25/31	60,000	61,487	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.209%	7/25/39	820,000	825,299	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.509%	10/25/39	140,000	136,938	(a)(c)
FREMF Mortgage Trust, 2018-K74 B	4.091%	2/25/51	2,090,000	2,285,329	(a)(c)
GS Mortgage Securities Corp. Trust, 2019-70P A (1 mo. USD LIBOR + 1.000%)	1.106%	10/15/36	160,000	160,012	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,924,639)				7,983,778

ASSET-BACKED SECURITIES - 5.7%
CWABS Revolving Home Equity Loan Trust, 2004-I A (1 mo. USD LIBOR + 0.290%)	0.396%	2/15/34	37,509	37,312	(c)
DT Auto Owner Trust, 2019-2A E	4.460%	5/15/26	805,000	843,081	(a)
DT Auto Owner Trust, 2019-3A E	3.850%	8/17/26	605,000	628,671	(a)
DT Auto Owner Trust, 2021-1A E	2.380%	1/18/28	1,800,000	1,789,181	(a)
Jamestown CLO IX Ltd., 2016-9A DR (3 mo. USD LIBOR + 6.940%)	7.164%	10/20/28	270,000	269,753	(a)(c)
JPMorgan Mortgage Acquisition Trust, 2007-CH3 A1B (1 mo. USD LIBOR + 0.320%)	0.429%	3/25/37	162,747	161,340	(c)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.585%)	0.694%	12/25/36	25,539	25,490	(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	7

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	106,624		$110,102	(a)(c)
Tryon Park CLO Ltd., 2013-1A DR (3 mo. USD LIBOR + 5.950%)	6.191%	4/15/29	775,000		764,786	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,628,819)					4,629,716

CONVERTIBLE BONDS & NOTES - 3.4%
COMMUNICATION SERVICES - 1.8%
Media - 1.8%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,515,000		1,460,157

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment, Instruments & Components - 0.7%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	545,000		594,050

Technology Hardware, Storage & Peripherals - 0.9%
Western Digital Corp., Senior Notes	1.500%	2/1/24	680,000		697,933

TOTAL INFORMATION TECHNOLOGY					1,291,983

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,657,559)					2,752,140

SOVEREIGN BONDS - 0.4%
United Kingdom - 0.4%
Bank of England Euro Note (Cost - $298,934)	0.250%	3/8/24	300,000		298,642	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $74,807,191)					75,276,971

SHORT-TERM INVESTMENTS - 5.5%
SOVEREIGN BONDS - 3.8%
Egypt Treasury Bills	4.874%	4/20/21	4,100,000	EGP	260,176	(f)
Egypt Treasury Bills	11.471%	6/15/21	13,925,000	EGP	866,147	(f)
Egypt Treasury Bills	12.662%	8/24/21	32,600,000	EGP	1,977,529	(f)

TOTAL SOVEREIGN BONDS (Cost - $3,097,177)					3,103,852

			SHARES
MONEY MARKET FUNDS - 1.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $1,343,117)	0.026%		1,343,117		1,343,117

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,440,294)					4,446,969

TOTAL INVESTMENTS - 98.1% (Cost - $79,247,485)					79,723,940
Other Assets in Excess of Liabilities - 1.9%					1,578,789

TOTAL NET ASSETS - 100.0%					$81,302,729

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
EGP	— Egyptian Pound
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	49	6/21	$6,420,917	$6,415,938	$4,979
U.S. Treasury Ultra Long-Term Bonds	20	6/21	3,722,441	3,624,375	98,066

Net unrealized appreciation on open futures contracts					$103,045

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	4,670,000,000	USD	1,329,405	JPMorgan Chase & Co.	4/22/21	$(54,424)
USD	1,284,944	COP	4,670,000,000	JPMorgan Chase & Co.	4/22/21	9,963
CLP	1,010,000,000	USD	1,439,587	HSBC Securities Inc.	5/12/21	(37,274)
USD	1,376,772	CLP	1,010,000,000	HSBC Securities Inc.	5/12/21	(25,541)
MXN	27,100,000	USD	1,319,762	Citibank N.A.	5/13/21	(156)
USD	1,264,111	MXN	27,100,000	JPMorgan Chase & Co.	5/13/21	(55,496)
RUB	100,000,000	USD	1,337,614	Citibank N.A.	5/21/21	(23,534)
USD	1,342,372	RUB	100,000,000	Citibank N.A.	5/21/21	28,292

Total						$(158,170)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	9

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this table:

CLP	— Chilean Peso
COP	— Colombian Peso
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar

At March 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$25,000	6/20/21	0.287%	5.000% quarterly	$265	$254	$11
Barclays Bank PLC (CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, due 1/15/24)	25,000	6/20/21	0.287%	5.000% quarterly	265	254	11
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	105,000	6/20/22	0.663%	5.000% quarterly	5,599	4,891	708
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	115,000	6/20/21	0.458%	5.000% quarterly	1,174	911	263

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co., (Liberty Interactive LLC, 8.500%, due 7/15/29)	$100,000	6/20/22	0.970%	5.000% quarterly	$4,941	$2,733	$2,208
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	6/20/22	0.325%	1.000% quarterly	333	(760)	1,093
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	65,000	6/20/22	0.325%	1.000% quarterly	541	(1,236)	1,777
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	12/20/22	0.447%	1.000% quarterly	383	(593)	976

Total	$515,000				$13,501	$6,454	$7,047

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.35 Index	$7,310,000		12/20/25	5.000% quarterly	$665,312	$652,419	$12,893
Markit CDX.NA.IG.34 Index	14,685,000		6/20/25	1.000% quarterly	270,336	132,430	137,906
Markit iTraxx Crossover Index	6,176,492	EUR	12/20/25	5.000% quarterly	885,738	799,123	86,615
Markit iTraxx Europe Index	295,000	EUR	12/2024	1.000% quarterly	8,058	58	8,000
Markit iTraxx Europe Index	5,150,000	EUR	6/20/25	1.000% quarterly	146,317	111,955	34,362

Total					$1,975,761	$1,695,985	$279,776

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	11

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Flexible Bond Fund (formerly known as BrandywineGLOBAL — Global Flexible Income Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

13

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$59,612,695	—	$59,612,695
Collateralized Mortgage Obligations	—	7,983,778	—	7,983,778
Asset-Backed Securities	—	4,629,716	—	4,629,716
Convertible Bonds & Notes	—	2,752,140	—	2,752,140
Sovereign Bonds	—	298,642	—	298,642

Total Long-Term Investments	—	75,276,971	—	75,276,971

Short-Term Investments†:
Sovereign Bonds	—	3,103,852	—	3,103,852
Money Market Funds	$1,343,117	—	—	1,343,117

Total Short-Term Investments	1,343,117	3,103,852	—	4,446,969

Total Investments	$1,343,117	$78,380,823	—	$79,723,940

Other Financial Instruments:
Futures Contracts	$103,045	—	—	$103,045
Forward Foreign Currency Contracts	—	$38,255	—	38,255
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	13,501	—	13,501
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	279,776	—	279,776

Total Other Financial Instruments	$103,045	$331,532	—	$434,577

Total	$1,446,162	$78,712,355	—	$80,158,517

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$196,425	—	$196,425

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

15